EA BRIDGEWAY BLUE CHIP ETF
Schedule of Investments
9/30/2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.5%
38,909	RTX Corp.	$2,800,281

Air Freight & Logistics - 2.9%
21,059	United Parcel Service, Inc. - Class B	3,282,466

Automobile Manufacturers - 3.9%
17,589	Tesla, Inc. (a)	4,401,120

Broadline Retail - 2.5%
22,467	Amazon.com, Inc. (a)	2,856,005

Cable & Satellite - 2.4%
61,898	Comcast Corp. - Class A	2,744,557

Consumer Staples Merchandise Retail - 2.4%
17,137	Walmart, Inc.	2,740,720

Diversified Banks - 8.4%
101,909	Bank of America Corp.	2,790,268
27,756	JPMorgan Chase & Co.	4,025,175
68,282	Wells Fargo & Co.	2,790,003
		9,605,446
Home Improvement Retail - 2.4%
9,125	Home Depot, Inc.	2,757,210

Household Products - 3.2%
25,325	Procter & Gamble Co.	3,693,905

Integrated Oil & Gas - 4.8%
16,260	Chevron Corp.	2,741,761
23,221	Exxon Mobil Corp.	2,730,325
		5,472,086
Integrated Telecommunication Services - 2.4%
85,647	Verizon Communications, Inc.	2,775,819

Interactive Media & Services - 6.4%
10,689	Alphabet, Inc. - Class A (a)	1,398,763
10,596	Alphabet, Inc. - Class C (a)	1,397,083
15,073	Meta Platforms, Inc. - Class A (a)	4,525,065
		7,320,911

EA BRIDGEWAY BLUE CHIP ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Managed Health Care - 2.4%
5,389	UnitedHealth Group, Inc.	2,717,080

Movies & Entertainment - 2.5%
34,807	Walt Disney Co. (a)	2,821,107

Multi-Sector Holdings - 2.4%
7,795	Berkshire Hathaway, Inc. - Class B (a)	2,730,589

Pharmaceuticals - 10.8%
7,257	Eli Lilly & Co.	3,897,952
17,720	Johnson & Johnson	2,759,890
26,632	Merck & Co., Inc.	2,741,764
88,727	Pfizer, Inc.	2,943,075
		12,342,681
Restaurants - 2.4%
10,527	McDonald's Corp.	2,773,233

Semiconductors - 11.4%
3,291	Broadcom, Inc.	2,733,439
80,042	Intel Corp.	2,845,493
10,674	NVIDIA Corp.	4,643,083
25,329	Qualcomm, Inc.	2,813,039
		13,035,054
Soft Drinks & Non-alcoholic Beverages - 4.9%
49,835	Coca-Cola Co.	2,789,763
16,466	PepsiCo, Inc.	2,789,999
		5,579,762
Systems Software - 6.3%
13,784	Microsoft Corp.	4,352,298
26,544	Oracle Corp.	2,811,540
		7,163,838
Technology Hardware, Storage & Peripherals - 3.7%
24,274	Apple, Inc.	4,155,952

Transaction & Payment Processing Services - 6.1%
6,957	Mastercard, Inc. - Class A	2,754,346
17,997	Visa, Inc. - Class A	4,139,490
		6,893,836
	TOTAL COMMON STOCKS (Cost $57,086,530)	113,461,221

EA BRIDGEWAY BLUE CHIP ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
241,000	First American Government Obligations Fund - Class X, 5.26% (b)	241,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $241,000)	241,000

	TOTAL INVESTMENTS (Cost $57,327,530) - 99.8%	113,702,221
	Other Assets in Excess of Liabilities - 0.2%	175,024
	TOTAL NET ASSETS - 100.0%	$113,877,245

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b)Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for Nasdaq securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2023, the EA Bridgeway Blue Chip ETF did not hold any securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$113,461,221	$-	$-	$113,461,221
Short Term Investments	241,000	$-	$-	241,000
Total Investments in Securities	$113,702,221	$-	$-	$113,702,221
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended September 30, 2023, the EA Bridgeway Blue Chip ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
5